CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Treasury Shares CNY (¥) shares	Ordinary Shares Class A Ordinary Shares IPO and concurrent private placement CNY (¥) shares	Ordinary Shares Class A Ordinary Shares Follow-on offering CNY (¥) shares	Ordinary Shares Class A Ordinary Shares CNY (¥) shares	Ordinary Shares Class B Ordinary Shares CNY (¥) shares	Additional Paid-in Capital IPO and concurrent private placement CNY (¥)	Additional Paid-in Capital Follow-on offering CNY (¥)	Additional Paid-in Capital CNY (¥)	Accumulated Other Comprehensive Loss CNY (¥)	Accumulated Deficit Cumulative effect of adoption of credit loss guidance CNY (¥)	Accumulated Deficit CNY (¥)	Noncontrolling Interests CNY (¥)	Cumulative effect of adoption of credit loss guidance CNY (¥)	Class A Ordinary Shares shares	Class B Ordinary Shares shares	IPO and concurrent private placement CNY (¥)	Follow-on offering CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at the beginning of period at Dec. 31, 2019				¥ 10	¥ 155				¥ 15,544		¥ (5,690,240)							¥ (5,674,531)
Balance at the beginning of period (in shares) at Dec. 31, 2019 | shares				15,000,000	240,000,000
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Accretion on convertible redeemable preferred shares to redemption value											(651,190)							(651,190)
Effect of exchange rate changes on convertible redeemable preferred shares											10,862							10,862
Foreign currency translation adjustment, net of tax									(1,020,728)									(1,020,728)
Share issuance, net of issuance costs		¥ 199	¥ 71			¥ 11,023,348	¥ 9,999,862									¥ 11,023,547	¥ 9,999,933
Share issuance, net of issuance costs (in shares) | shares		284,586,955	108,100,000
Share issuance upon the conversion and re-designation of preferred shares into Class A and Class B ordinary shares				¥ 730	¥ 80			¥ 14,723,086										14,723,896
Share issuance upon the conversion and re-designation of preferred shares into Class A and Class B ordinary shares (in shares) | shares				1,045,789,275	115,812,080
Exercise of conversion features of preferred shares upon the consummation of US IPO								1,400,670										1,400,670
Share-based compensation								142,795										142,795
Net loss											(151,657)							(151,657)
Balance at the end of period at Dec. 31, 2020				¥ 1,010	¥ 235			37,289,761	(1,005,184)		(6,482,225)							29,803,597
Balance at the end of period (in shares) at Dec. 31, 2020 | shares				1,453,476,230	355,812,080
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Accretion on convertible redeemable preferred shares to redemption value																		0
Foreign currency translation adjustment, net of tax									(516,687)									(516,687)
Share issuance, net of issuance costs				¥ 74				10,995,213										10,995,287
Share issuance, net of issuance costs (in shares) | shares				113,869,700
Issuance of ordinary shares as treasury shares	¥ (22)			¥ 22
Issuance of ordinary shares as treasury shares ( Shares) | shares	(34,000,000)			34,000,000
Issuance of ordinary shares for granting Award Shares to CEO	¥ (70)			¥ 70				70										70
Issuance of ordinary shares for granting Award Shares to CEO (Shares) | shares	(108,557,400)			108,557,400
Exercise of share options	¥ 3							4,086										4,089
Exercise of share options (Shares) | shares	6,404,416
Share-based compensation								1,101,356										1,101,356
Net loss											(321,455)							(321,455)
Balance at the end of period at Dec. 31, 2021	¥ (89)			¥ 1,176	¥ 235			49,390,486	(1,521,871)	¥ (1,955)	(6,805,635)		¥ (1,955)					¥ 41,064,302
Balance at the end of period (in shares) at Dec. 31, 2021 | shares				1,709,903,330	355,812,080									1,709,903,330	355,812,080			1,929,562,426	1,929,562,426
Balance at the end of period (in shares) at Dec. 31, 2021 | shares	(136,152,984)
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Accretion on convertible redeemable preferred shares to redemption value																		¥ 0
Foreign currency translation adjustment, net of tax									1,327,761									1,327,761
Share issuance, net of issuance costs				¥ 12				2,421,699										¥ 2,421,711
Share issuance, net of issuance costs (in shares) | shares				18,862,564
Issuance of ordinary shares as treasury shares ( Shares) | shares																		12,206,256	12,206,256
Share-based compensation								2,053,165										¥ 2,053,165
Exercise of share options and vesting of RSUs (in shares) | shares	5,928,902
Exercise of share options and vesting of RSUs	¥ 5							3,972										3,977
Capital injection by noncontrolling interests												¥ 347,739						347,739
Net loss											(2,012,215)	(20,133)						(2,032,348)	$ (294,662)
Balance at the end of period at Dec. 31, 2022	¥ (84)			¥ 1,188	¥ 235			¥ 53,869,322	¥ (194,110)		¥ (8,817,850)	¥ 327,606						¥ 45,186,307	$ 6,551,399
Balance at the end of period (in shares) at Dec. 31, 2022 | shares				1,728,765,894	355,812,080									1,728,765,894	355,812,080			1,954,353,892	1,954,353,892
Balance at the end of period (in shares) at Dec. 31, 2022 | shares	(130,224,082)